Capital Surplus (Tables)	12 Months Ended
Dec. 31, 2014
Capital Surplus Tables
Summary of Capital Surplus
Balance - December 31, 2012	$100,791
Fair value of services rendered by shareholder	32,402

Balance - December 31, 2013	133,193
Issuance of common shares as settlement of debt	595
Effects of the Reverse Acquisition Transaction	(7,248)
Fair value of services rendered by shareholder	14,310

Balance - December 31, 2014	$140,850